SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Jun. 27, 2018
Supplemental Cash Flow Information [Abstract]
Cash Paid For Interest And Income Taxes
Cash paid for income taxes and interest is as follows (in thousands):

	Fiscal Years Ended
	June 27, 2018	June 28, 2017	June 29, 2016
Income taxes, net of refunds	$55,992	$89,035	$45,743
Interest, net of amounts capitalized	53,059	39,767	28,989

Non-Cash Investing And Financing Activities
Non-cash investing and financing activities are as follows (in thousands):

	Fiscal Years Ended
	June 27, 2018	June 28, 2017	June 29, 2016
Retirement of fully depreciated assets	$32,893	$21,185	$24,806
Dividends declared but not paid	17,042	17,317	18,442
Accrued capital expenditures	11,311	12,738	7,094
Capital lease additions	7,912	11,717	—